Share capital (Tables)	12 Months Ended
Sep. 30, 2024
Share capital
Summary of Share capital

	Number of ordinary	Share capital
	shares	$
September 30, 2021 – par value $0.0025	4,402,937	11,007
Warrants exercised	74,109	185
Shares issued in exchange for Arqit Limited shares	400,000	1,000
September 30, 2022 – par value $0.0025	4,877,046	12,192

Warrants exercised	—	—
Shares issued	1,665,124	4,163
September 30, 2023 – par value $0.0025	6,542,170	16,355

Warrants exercised	—	—
Shares issued	5,003,184	12,508
September 30, 2024 – par value $0.0025	11,545,354	28,863